Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income per share
Loss for the period	$ (1,248,283)	$ (178,574)	[1]	$ (1,240,508)	$ (163,455)	[1]
Non-controlling interests	(3,554)	(1,817)	[1]	(6,360)	(3,216)	[1]
Loss attributable to IHS common shareholders	$ (1,244,729)	$ (176,757)		$ (1,234,148)	$ (160,239)
Basic weighted average shares outstanding	334,108	331,688		333,053	330,128
Potentially dilutive securities	1,583	3,467		2,538	4,648
Potentially dilutive weighted average common shares outstanding	335,691	335,155		335,591	334,776
Basic loss per share	$ (3.73)	$ (0.53)	[1]	$ (3.71)	$ (0.49)	[1]
Diluted loss per share	$ (3.73)	$ (0.53)	[1]	$ (3.71)	$ (0.49)	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.